SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Future Net Cash Flows Relating to Proved Crude Oil and Natural Gas Reserves (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 519,006	$ 426,706	$ 216,857
Future production costs	(200,819)	(204,348)	(97,013)
Future development costs and asset retirement obligations	(67,210)	(65,280)	(46,650)
Future income taxes	(62,636)	(36,488)	(15,241)
Future net cash flows	188,341	120,590	57,953
10% annual discount for timing of future cash flows	(128,015)	(73,685)	(33,638)
Standardized measure of future net cash flows	60,326	46,905	24,315	$ 27,536
North America
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	500,557	413,180	206,729
Future production costs	(193,387)	(198,304)	(92,070)
Future development costs and asset retirement obligations	(63,202)	(61,169)	(42,167)
Future income taxes	(60,526)	(35,645)	(15,396)
Future net cash flows	183,442	118,062	57,096
10% annual discount for timing of future cash flows	(126,699)	(73,171)	(33,590)
Standardized measure of future net cash flows	56,743	44,891	23,506
North Sea
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	12,002	8,740	5,999
Future production costs	(5,148)	(4,168)	(3,284)
Future development costs and asset retirement obligations	(2,909)	(2,853)	(3,249)
Future income taxes	(1,484)	(595)	280
Future net cash flows	2,461	1,124	(254)
10% annual discount for timing of future cash flows	(545)	(59)	271
Standardized measure of future net cash flows	1,916	1,065	17
Offshore Africa
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	6,447	4,786	4,129
Future production costs	(2,284)	(1,876)	(1,659)
Future development costs and asset retirement obligations	(1,099)	(1,258)	(1,234)
Future income taxes	(626)	(248)	(125)
Future net cash flows	2,438	1,404	1,111
10% annual discount for timing of future cash flows	(771)	(455)	(319)
Standardized measure of future net cash flows	$ 1,667	$ 949	$ 792